Deferred Revenue (Narrative) (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accruals And Deferred Income Abstract
Deferred revenue	$ 125,005	$ 426,157	$ 823,904